GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Going Concern [Abstract]
Going Concern Disclosure [Text Block]
NOTE 2 — GOING CONCERN

The financial statements have been prepared in conformity with generally accepted accounting principles which contemplate continuation of the Company as a going concern. As of September 30, 2015, the Company had an accumulated deficit of $181.1 million and incurred a net loss of $10.6 million for the nine months ended September 30, 2015. As of September 30, 2015, the Company has been funded through debt and equity financings and advances from related parties. The Company will use the proceeds from the exercise of the Series C and Series D warrants issued in connection with the August 2015 financing to support the Company’s operations (See Note 12 Subsequent Events). To date, the Company is experiencing long sales cycles in the areas that have potential for near term revenue, most notably, in the first responder, public safety, military and rural telco markets. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

The ability to recognize revenue and ultimately cash receipts is contingent upon, but not limited to, acceptable performance of the delivered equipment and services. If the Company is unable to raise additional capital and or close on some of its revenue producing opportunities in the near term, the carrying value of its assets may be impacted and it may be material. The financial statements do not include any adjustments related to the recovery and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

2 — GOING CONCERN

The financial statements have been prepared in conformity with generally accepted accounting principles which contemplate continuation of the Company as a going concern. At December 31, 2014, the Company has an accumulated deficit of $170.5 million and a net loss of approximately $19.0 for year then ended. On March 1, 2015, the Company announced that it implemented cost reduction initiatives that included a decrease in the Company’s workforce and other expense reductions which should decrease the monthly cash burn. As of the date of this filing, the Company believes it has sufficient liquidity to fund operations through May 2015. To date, the Company is experiencing long sales cycles in the areas that have potential for near term revenue, most notably, in the first responder, public safety, military and rural telco markets. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The ability to recognize revenue and ultimately cash receipts is contingent upon, but not limited to, acceptable performance of the delivered equipment and services. If the Company is unable to raise additional capital and or close on some of its revenue producing opportunities in the near term, the carrying value its assets may be impacted and it may be material. The financial statements do not include any adjustments related to the recovery and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.